SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Balance, opening	$ 85,107	$ 135,971	$ 192,651
Addition
Repayments	35,245	43,350	46,561
Repayments	(35,245)	(43,350)	(46,561)
Interest expense, accrued	3,950	3,333	4,977
Translation difference	(3,926)	(8,847)	(15,096)
Balance, ending	49,886	85,107	135,971
Long term loan – current portion	49,886	46,680	47,740
Long term loan		$ 38,427	$ 88,231